Consolidated Statements of Stockholders Deficit - USD ($)	Total	Preferred Stock	Shares to be issued	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2022		10,000,000		12,788,130
Balance, amount at Dec. 31, 2022	$ (1,805,214)	$ 1,000	$ 50,000	$ 12,788	$ 5,473,417	$ (7,342,419)
Shares to be issued for Reg D subscriptions, shares				73,000
Shares to be issued for Reg D subscriptions, amount	73,000	0	0	$ 73	72,927	0
Shares issued for services, shares				157,000
Shares issued for services, amount	157,000	0	0	$ 157	156,843	0
Shares issued in connection with convertible debt, shares				20,000
Shares issued in connection with convertible debt, amount	55,000	0	0	$ 20	54,980	0
Shares issued as debt issuance cost, shares				1,625
Shares issued as debt issuance cost, amount	1,623	0	0	$ 2	1,621	0
Net loss	(1,447,769)	$ 0	0	$ 0	0	(1,447,769)
Balance, shares at Dec. 31, 2023		10,000,000		13,039,755
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 1,000	50,000	$ 13,040	5,759,788	(8,790,188)
Shares issued as debt issuance cost, shares				5,000
Shares issued as debt issuance cost, amount	5,000	0	0	$ 5	4,995	0
Net loss	(2,393,586)	0	0	$ 0	0	(2,393,586)
Shares to be issued for Services, Shares				1,059,257
Shares to be issued for Services, amount	$ 1,059,257	0	0	$ 1,059	1,058,198	0
Retirement of founder shares, shares	2,500,000			(2,500,000)
Retirement of founder shares, amount	$ 0	0	0	$ (2,500)	2,500	0
Warrants issued for services	103,498	0	0	$ 0	103,498	0
Shares issued in connection with conversion of convertible debt, Shares				299,572
Shares issued in connection with conversion of convertible debt, amount	774,267	$ 0	172,481	$ 300	601,486	0
Shares issued for conversion of AP, Shares				160,300
Shares issued for conversion of AP, amount	663,000		500,000	$ 160	162,840
Balance, shares at Dec. 31, 2024		10,000,000		12,063,884
Balance, amount at Dec. 31, 2024	$ (2,754,924)	$ 1,000	$ 722,481	$ 12,064	$ 7,699,305	$ (11,183,774)